Royalty, Stream and Other Interests - Troilus Gold Royalty (Details) - Troilus Gold Royalty	Dec. 31, 2020 mining_lease claim
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage	1.00%
Number of mining claims | claim	81
Number of mining leases | mining_lease	1